UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Partners, LLC

Address:  45 Broadway, 28th Floor
          New York, New York 10006


13F File Number: 28-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer          New York, New York            May 14, 2003
-----------------------     --------------------------   ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total: $ 172,240
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number              Name

 1         28-7074                           Stuart J. Zimmer
----       -------------------               ------------------------------

[Repeat as necessary.]

                          FORM 13F INFORMATION TABLE

                                                                        Investment Discretion
                                                                            Shared as                       Voting Authority
                           Title of              Value                      defined in   Shared  Other
Name of Issuer             Class      CUSIP      (x1000)  Shares/Par  Sole  Instr. V     Other   Managers  Sole   Shared   None
--------------             -----      -----      -------  ----------  ----  --------     -----   --------  ----   ------   ----


AGL RESOURCES INC          COM        1204106      4,844    205,000         X                    1                X
AMEREN CORPORATION         COM        23608102    14,058    360,000         X                    1                X
AMERICAN ELECTRIC PWR      COM        25537101    29,991  1,312,500         X                    1                X
CONSTELLATION ENERGY GROUP COM        210371100    7,764    280,000         X                    1                X
DOMINION RES INC VA        COM        25746U109    4,153     75,000         X                    1                X
EXELON CORP                COM        30161N101   11,594    230,000         X                    1                X
FPL GROUP INC              COM        302571104   18,592    315,500         X                    1                X
KEYSPAN CORPORATION        COM        49337W100    8,627    267,500         X                    1                X
NISOURCE INC               COM        65473P105    9,737    535,000         X                    1                X
P G & E CORPORATION        COM        69331C108   10,256    762,500         X                    1                X
PPL CORPORATION            COM        69351T106    2,849     80,000         X                    1                X
PROGRESS ENERGY INC        COM        743263105    8,435    215,442         X                    1                X
PUGET ENERGY INC NEW       COM        745310102    2,461    115,500         X                    1                X
RELIANT RESOURCES, INC.    COM        75952B105    1,841    517,000         X                    1                X
SEMCO ENERGY INC           COM        78412D109      906    257,500         X                    1                X
SCANA CORP NEW             COM        80589M102    6,732    225,000         X                    1                X
SOUTHERN UNION CO.         COM        844030106      122     10,000         X                    1                X
WGL HLDGS INC              COM        92924F106    2,252     85,000         X                    1                X
XCEL ENERGY INC            COM        98389B100    8,006    625,000         X                    1                X
ACCENTURE LTD              Cl A       G1150G111      271     17,500         X                    1                X
AFFILIATED COMPUTER SVCS   Cl A       8190100      2,067     46,700         X                    1                X
BRISTOL MYERS SQUIBB CO    COM        110122108      158      7,500         X                    1                X
CHESAPEAKE ENERGY CORP     COM        165167107      432     55,000         X                    1                X
COMPUTER SCIENCE CORP      COM        205363104    2,441     75,000         X                    1                X
CONCORD EFS INC.           COM        206197105    1,246    132,500         X                    1                X
CONNECTICUT WATER SVC      COM        207797101       24        900         X                    1                X
EPIQ SYS INC               COM        26882D109    2,087    108,700         X                    1                X
ELECTRIC FUEL CORP         COM        284871100      368    721,315         X                    1                X
GENERAL GROWTH PROPERTIES  COM        370021107       81      1,500         X                    1                X
JEFFRIES CORP              COM        472319102      360     10,000         X                    1                X
J P MORGAN CHASE & CO.     COM        46625H100       59      2,500         X                    1                X
MANTECH INTERNATIONAL      Cl A       564563104     1,630   110,000         X                    1                X
MILLENNIUM CELL INC        COM        60038B105       151    83,799         X                    1                X
MICROVISION INC            COM        594960106     2,397   510,079         X                    1                X
NICOR INC                  COM        654086107       410    15,000         X                    1                X
PLANAR SYSTEMS INC.        COM        726900103       294    25,000         X                    1                X
PUGET ENERGY INC NEW       COM        745310102        53     2,500         X                    1                X
SJW CORP                   COM        784305104       176     2,300         X                    1                X
STANDARD & POORS DEP RCPT  Unit Ser 1 78462F103     3,068    36,200         X                    1                X
SRA INTL INC               COM        78464R105       296    12,500         X                    1                X
VALERO ENERGY CORPORATION  COM        91913Y100       207     5,000         X                    1                X
KINDER MORGAN MANAGEMENT   SHS        49455U100       744    23,000         X                    1                X

                                                  172,240
                                                  =======


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